Financial instruments risk management	12 Months Ended
Dec. 31, 2020
Financial instruments risk management
Financial instruments risk management

15. Financial instruments risk management

Concentration risk

The Company currently holds all its cash deposits and entered into the Mortgage with one financial institution. The financial institution is a large and high-quality investment grade institution. The Company will continue to monitor for changes in credit quality in relation to the counterparties to which it has relationships.

Foreign currency risk

The Company does not have significant operating subsidiaries or significant investments in foreign countries as of December 31, 2020 and 2019. The Company is subject to foreign currency exposure on its cash balances, accounts payable and accrued liabilities denominated in currencies other than the U.S. dollar, expenses incurred from certain supplier and service agreements denominated in Canadian dollars and Euro, as well as salaries and wages in respect of the Company’s Canadian employees. The Company does not currently manage its foreign currency exposure through hedging programs and will continue to monitor its foreign currency assets and liabilities and evaluate the needs for these programs in the future. During the year-ended December 31, 2020 and period ended December 31, 2019, the Company recorded $164,962 and $195, respectively, of foreign currency losses in the consolidated statements of operations.

Interest rate risk

The Company is subject to interest rate risk under its Mortgage loan. The Mortgage bears interest at 2.85% plus a minimum rate of 1‑month LIBOR, subject to a LIBOR floor of 0.25%. The Mortgage requires quarterly interest payments, which commenced on October 1, 2020, with the principal amount due at maturity on January 10, 2022. Accordingly, increases in LIBOR could increase the associated interest payments that the Company is required to make on the Mortgage. For more details around the Mortgage see note 8. The Company does not currently manage this interest rate exposure through hedging programs and as at December 31, 2020, the contractual interest rate floor of 0.25% is in effect as the current LIBOR benchmark rate is negative. The Company will continue to monitor and evaluate the need for interest rate hedging programs in the future.